Pensions and Other Post-employment Benefits - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Remeasurement of pension plans	$ 2,000,000	$ (1,000,000)
DB Pension Plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) arising from remeasurement of plan assets	0	0
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)		5
Tax on Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)	1
OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) arising from remeasurement of plan assets	(1,000,000)	(1,000,000)
Fair value of plan assets | DB Pension Plans
Disclosure of defined benefit plans [line items]
Contributions by employer	0	(1,000,000)
Fair value of plan assets | OPEB Plans
Disclosure of defined benefit plans [line items]
Contributions by employer	3,000,000	2,000,000
Defined benefit obligation | DB Pension Plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) arising from remeasurement of plan assets	0	0
Defined benefit obligation | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) arising from remeasurement of plan assets	$ (1,000,000)	$ (1,000,000)
Canada | Fair value of plan assets | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates	6.00%		5.00%
Actuarial assumption of medical cost trend rates, decreases per period	0.50%
Canada | Defined benefit obligation | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates	6.00%
Actuarial assumption of medical cost trend rates, decreases per period	0.50%
United States | Fair value of plan assets | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates	6.50%		5.00%
Actuarial assumption of medical cost trend rates, decreases per period	0.25%
United States | Defined benefit obligation | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates	6.50%
Actuarial assumption of medical cost trend rates, decreases per period	0.25%
Actuarial assumption of average health care cost trend for 2022 and thereafter | Canada | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates			5.00%
Actuarial assumption of average health care cost trend for 2022 and thereafter | United States | OPEB Plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of medical cost trend rates			5.00%